Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2010 Fund - Fidelity Simplicity RMD 2010 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604